UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23151

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 93.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.1%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$52,369
Oklahoma Water Resources Board, 4.00%, 10/1/31	795	874,556

		$926,925

Education — 5.0%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$575,160
Alabama Public School and College Authority, 5.00%, 5/1/24	500	585,100
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	272,273
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	234,486
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	668,288
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	161,967
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/31	260	278,603
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/32	2,205	2,353,771
Colorado School of Mines, 5.00%, 12/1/30	340	399,724
Colorado School of Mines, 5.00%, 12/1/31	360	421,895
Colorado State University, 4.00%, 3/1/33	2,000	2,156,780
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	456,908
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,136,850
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	848,010
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	281,523
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	737,925
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	485,986
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	268,245
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	515,880
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	445,252
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	630,472
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	649,700
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	588,870
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,289,999
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	339,540
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	250	286,485
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	779,665

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	$400	$432,944
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	225	241,729
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	320,355
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	737,912
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	253,948
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	2,700	3,235,464
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	223,146
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	113,973
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	171,503
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	481,253
Oregon Facilities Authority, (Reed College), 4.00%, 7/1/31	300	327,528
Oregon Facilities Authority, (Reed College), 4.00%, 7/1/32	250	271,435
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	137,056
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	116,133
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	433,650
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	294,613
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	881,512
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	873,517
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,158,190
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	582,889
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	285,008
University of North Carolina at Charlotte, 4.00%, 10/1/33	500	538,180
University of Washington, 5.00%, 4/1/25(1)	2,500	2,966,650
Western Michigan University, 5.00%, 11/15/24	500	580,945

		$33,508,890

Electric Utilities — 2.0%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,158,180
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	581,900
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,155,760
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,181,200
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	284,100
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	115,842

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	$230	$257,561
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	510,525
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	546,782
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	399,741
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	849,491
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	264,509
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	584,800
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,163,060
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,497,541
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	580,625
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	136,190
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	347,265
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	291,675
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	553,520
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	284,583
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	283,380
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	282,188
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	288,422

		$13,598,840

Escrowed / Prerefunded — 0.1%
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/22, 5.00%, 11/15/41	$85	$97,670
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	500	570,795

		$668,465

General Obligations — 30.6%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	$2,500	$2,929,250
Addison, TX, 5.00%, 2/15/26	270	306,401
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	191,466
Anchorage, AK, 5.00%, 9/1/23	750	862,252
Anchorage, AK, 5.00%, 9/1/24	250	291,830
Anchorage, AK, 5.00%, 9/1/25	750	882,697
Anchorage, AK, 5.00%, 9/1/27	780	922,155
Anne Arundel County, MD, 5.00%, 10/1/26	1,325	1,582,209
Arkansas, 4.00%, 6/1/28	500	545,175

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Avon, OH, 4.00%, 12/1/31	$590	$634,297
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,451,050
Belding Area Schools, MI, 5.00%, 5/1/28	250	293,258
Belding Area Schools, MI, 5.00%, 5/1/30	250	290,643
Belton School District No. 124, MO, 5.50%, 3/1/32	500	612,515
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	329,463
Boston, MA, 4.00%, 4/1/30	1,500	1,663,755
Boston, MA, 4.00%, 4/1/31	1,500	1,656,045
Brookline, MA, 4.00%, 3/1/30	185	204,616
Bryant School District No. 25, AR, 3.00%, 2/1/24	1,035	1,062,210
Bryant School District No. 25, AR, 3.00%, 2/1/25	1,065	1,084,788
Bryant School District No. 25, AR, 3.00%, 2/1/26	800	809,080
Burlington, VT, 5.00%, 11/1/23	450	514,003
Burlington, VT, 5.00%, 11/1/24	400	463,064
Burlington, VT, 5.00%, 11/1/25	400	464,820
Burlington, VT, 5.00%, 11/1/26	250	292,823
Burlington, VT, 5.00%, 11/1/27	225	261,830
Burlington, VT, 5.00%, 11/1/28	370	428,397
California, 4.00%, 9/1/26	750	846,892
California, 4.00%, 9/1/27	240	269,218
California, 4.00%, 9/1/28	150	164,844
California, 4.00%, 9/1/31	400	434,788
California, 5.00%, 8/1/24	1,500	1,769,895
California, 5.00%, 8/1/26	2,010	2,392,443
California, 5.00%, 8/1/32	1,590	1,869,983
California, 5.25%, 9/1/23	500	563,440
Central Dauphin School District, PA, 5.00%, 2/1/29	500	583,495
Chester County, PA, 4.00%, 11/15/33	2,100	2,291,772
Colonial School District, PA, 5.00%, 2/15/29	100	117,524
Colonial School District, PA, 5.00%, 2/15/31	100	116,775
Colonial School District, PA, 5.00%, 2/15/32	100	116,700
Colonial School District, PA, 5.00%, 2/15/33	200	232,804
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,156,390
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,301,000
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,147,990
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	720,607
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,088,440
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	809,062
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	132,823
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	288,298
Delaware County, OH, 4.00%, 12/1/27	150	164,900

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Delaware County, OH, 4.00%, 12/1/28	$255	$276,749
Delaware County, OH, 4.00%, 12/1/29	175	188,647
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	383,232
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	275,358
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	696,226
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	385,878
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	315	343,183
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,630,215
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/29	75	82,754
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/30	175	192,143
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/32	210	229,253
Edgewood City School District, OH, 5.25%, 12/1/33	500	573,315
Edinburg, TX, 5.00%, 3/1/22	1,215	1,352,076
Edinburg, TX, 5.00%, 3/1/23	1,235	1,399,712
Edinburg, TX, 5.00%, 3/1/24	315	362,036
Edinburg, TX, 5.00%, 3/1/25	310	360,220
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	567,990
Florida Board of Education, 2.70%, 6/1/27	1,800	1,819,872
Florida Board of Education, 4.00%, 6/1/31	1,210	1,314,992
Florida Board of Education, 4.00%, 6/1/33	2,905	3,134,902
Florida, (Department of Transportation), 5.00%, 7/1/28	2,945	3,586,715
Florida, (Department of Transportation), 5.00%, 7/1/29	2,500	3,025,975
Flower Mound, TX, 4.00%, 3/1/24	700	774,697
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,092,700
Flower Mound, TX, 4.00%, 3/1/32	390	415,198
Flower Mound, TX, 4.00%, 3/1/33	350	371,329
Flower Mound, TX, 5.00%, 3/1/25	715	841,483
Flower Mound, TX, 5.00%, 3/1/26	960	1,142,333
Flower Mound, TX, 5.00%, 3/1/27	510	605,217
Frenship Independent School District, TX, 5.00%, 2/15/32	2,000	2,287,440
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	432,848
Georgia, 5.00%, 2/1/32	1,000	1,189,670
Germantown, TN, 4.00%, 8/1/31	1,030	1,154,342
Germantown, TN, 4.00%, 8/1/33	290	322,683
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,142,175
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	292,280
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	345	400,893
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	591,110
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	986,808
Hawaii County, HI, 4.00%, 9/1/31	2,955	3,183,421

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Homewood, AL, 5.00%, 9/1/28	$2,000	$2,356,880
Homewood, AL, 5.00%, 9/1/29	2,000	2,346,840
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	372,249
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	376,237
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	616,344
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	557,760
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	199,271
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	204,036
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,136,620
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,781,669
Kauai County, HI, 4.00%, 8/1/33	125	134,194
Kauai County, HI, 5.00%, 8/1/25	100	119,103
Kauai County, HI, 5.00%, 8/1/26	150	180,713
Kendall, Kane and Will Counties Community Unit School District No. 308, IL, 5.00%, 10/1/23	250	284,933
Kent, WA, 4.00%, 12/1/30	1,000	1,082,400
Lakeland, FL, 5.00%, 10/1/25	635	743,509
Lakeland, FL, 5.00%, 10/1/28	1,500	1,738,125
Lakeland, FL, 5.00%, 10/1/30	1,000	1,149,570
Lakewood, OH, 4.00%, 12/1/30	400	431,136
Lancaster City School District, OH, 0.00%, 10/1/33	1,000	587,910
Laredo Community College District, TX, 4.00%, 8/1/22	240	260,117
Laredo Community College District, TX, 5.00%, 8/1/23	165	188,983
Laredo Community College District, TX, 5.00%, 8/1/24	140	162,326
Laredo Community College District, TX, 5.00%, 8/1/25	110	128,449
Laredo Community College District, TX, 5.00%, 8/1/26	320	377,414
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	850	513,119
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,768,544
Little Rock School District, AR, 3.00%, 2/1/23	400	409,700
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	2,000	2,164,220
Loudoun County, VA, 2.75%, 12/1/31	780	761,506
Lubbock, TX, 4.00%, 2/15/31	300	320,394
Marin Community College District, CA, 4.00%, 8/1/33	500	545,375
McKinney, TX, 5.00%, 8/15/23	2,000	2,316,360
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	231,892

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Miami-Dade County School District, FL, 5.00%, 3/15/28	$300	$346,092
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,168,210
Miamisburg City School District, OH, 4.00%, 12/1/31	300	319,710
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	594,535
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	260,500
Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/28	2,000	2,257,920
Minnesota, 5.00%, 10/1/33	1,535	1,830,610
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	520,590
Montgomery County, PA, 4.00%, 7/1/27	1,110	1,229,947
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	134,510
New York, NY, 5.00%, 8/1/25	2,000	2,369,920
Newberry County, SC, 5.00%, 5/1/22	1,500	1,692,105
Newton, MA, 4.00%, 9/1/33	1,260	1,386,265
North Fond du Lac School District, WI, 4.00%, 4/1/25	1,240	1,368,117
North Royalton City School District, OH, 4.00%, 12/1/32	600	640,422
Oak Ridge, TN, 3.00%, 6/1/28	1,515	1,530,907
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,086,262
Olentangy Local School District, OH, 4.00%, 12/1/27	415	453,699
Oregon, 1.65%, 6/1/23	185	179,848
Oregon, 1.70%, 12/1/23	260	251,573
Oregon, 1.85%, 6/1/24	155	150,800
Oregon, 1.90%, 12/1/24	365	353,820
Oregon, 2.05%, 6/1/25	300	294,765
Oregon, 2.15%, 12/1/23	735	737,800
Oregon, 2.20%, 6/1/24	1,565	1,569,585
Oregon, 2.25%, 12/1/24	1,000	1,004,410
Oregon, 2.35%, 6/1/25	365	367,201
Oregon, 2.40%, 12/1/25	1,050	1,045,516
Oregon, 2.50%, 6/1/26	1,625	1,604,460
Oregon, 2.55%, 12/1/26	980	967,740
Oregon, 2.55%, 6/1/28	425	425,327
Oregon, 2.60%, 12/1/28	175	174,340
Oregon, 3.10%, 12/1/33	2,500	2,426,625
Oregon, 5.00%, 6/1/27	310	374,331
Oregon, 5.00%, 12/1/27	325	391,011
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	790,140
Pasadena, TX, 4.00%, 2/15/28	500	542,730
Pasadena, TX, 4.00%, 2/15/29	250	269,700
Pasadena, TX, 4.00%, 2/15/30	500	537,410
Pasadena, TX, 4.00%, 2/15/31	750	803,640
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	806,395

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Penn Hills, PA, 5.00%, 12/1/27	$1,000	$1,174,450
Pennsylvania, 4.00%, 6/15/31	235	247,967
Pennsylvania, 5.00%, 7/1/24	650	747,812
Peoria, IL, 5.00%, 1/1/27	500	573,000
Pflugerville, TX, 5.00%, 8/1/26	100	119,200
Pflugerville, TX, 5.00%, 8/1/27	150	180,404
Pflugerville, TX, 5.00%, 8/1/29	100	119,062
Pflugerville, TX, 5.00%, 8/1/30	185	219,244
Pflugerville, TX, 5.00%, 8/1/31	245	289,453
Pflugerville, TX, 5.00%, 8/1/32	100	117,779
Pflugerville, TX, 5.00%, 8/1/33	150	175,986
Pittsburg Unified School District, CA, 5.00%, 8/1/28	1,095	1,326,187
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,383,093
Pittsburg Unified School District, CA, 5.00%, 8/1/30	1,160	1,385,411
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	420	501,614
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	370	439,508
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32	670	792,174
Pleasant Prairie, WI, 2.00%, 9/1/23	1,000	979,650
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,183,098
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/22	430	492,591
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	520,485
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	553,657
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	585,831
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	617,549
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	643,982
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	669,585
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	688,810
Rhode Island Health and Educational Building Corp., (Tiverton Public Schools), 5.00%, 5/15/26	1,000	1,179,460
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,171,250
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,493,863
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,167,380
Romeo Community Schools, MI, 5.00%, 5/1/30	700	813,799
Romulus, MI, 4.00%, 11/1/23	100	109,157
Romulus, MI, 4.00%, 11/1/24	400	439,636

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Romulus, MI, 4.00%, 11/1/25	$400	$441,120
Romulus, MI, 4.00%, 11/1/26	500	547,345
Romulus, MI, 4.00%, 11/1/27	500	544,055
Romulus, MI, 4.00%, 11/1/28	500	540,065
Romulus, MI, 4.00%, 11/1/29	240	257,330
Romulus, MI, 4.00%, 11/1/30	250	266,980
Romulus, MI, 4.00%, 11/1/31	250	266,268
Romulus, MI, 4.00%, 11/1/32	300	318,882
Romulus, MI, 4.00%, 11/1/33	250	264,850
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	568,480
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	578,275
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	811,222
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	269,678
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	436,380
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	325,152
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	215,920
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,303,020
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 0.00%, 6/15/33(1)	3,500	1,981,595
South Carolina, 2.00%, 4/1/24	1,000	990,800
South Texas College District, 5.00%, 8/15/30	1,295	1,480,107
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,288,375
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,187,060
Southwestern Community College District, CA, (Election of 2016), 4.00%, 8/1/31	500	546,240
Southwestern Community College District, CA, (Election of 2016), 4.00%, 8/1/33	575	621,719
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	587,120
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	882,955
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,030,191
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,187,240
Stamford, CT, 4.00%, 8/1/27	750	836,797
Sugar Land, TX, 5.00%, 2/15/26	555	660,333
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	610,847
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	531,864

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Trussville, AL, 5.00%, 10/1/31	$250	$283,655
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	565,575
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	585,062
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	598,083
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	622,252
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	448,341
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	479,230
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	510,216
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	544,783
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	570,724
Upper Merion Area School District, PA, 5.00%, 1/15/32	125	145,160
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	717,156
Waupun School District, WI, 4.00%, 4/1/24	105	115,012
Waupun School District, WI, 4.00%, 4/1/26	400	436,104
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	134,753
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	131,129
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	634,102
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	177,453
Webster Groves School District, MO, 4.00%, 3/1/28	1,050	1,151,682
Webster Groves School District, MO, 4.00%, 3/1/30	500	543,110
West Chester Township, OH, 4.00%, 12/1/27	400	440,624
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	794,332
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	792,180
Williamson County, TX, 5.00%, 2/15/28	300	346,869
Wisconsin, 5.00%, 11/1/26	3,050	3,680,252
York County, PA, 5.00%, 6/1/27	1,225	1,427,039

		$207,180,901

Hospital — 11.0%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$512,985
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/23	400	455,736

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	$400	$460,648
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/25	400	463,908
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/28	750	865,642
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	290,950
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	106,611
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	879,585
California Health Facilities Financing Authority, (Stanford Health Care), 5.00%, 11/15/33	2,000	2,366,760
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	400	424,344
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	475,682
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	43,446
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/33	415	436,244
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/23	270	308,275
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	260	303,261
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/28	800	930,904
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	835,282
Illinois Finance Authority, (Mercy Health Corp.), 5.00%, 12/1/29	590	663,425
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,231,645
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	463,896
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	582,170
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	576,710
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,127,190
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,125,100
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	577,370
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/23	1,000	1,163,260
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/24	500	583,500

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	$300	$359,109
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	198,664
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,130,100
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	434,424
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	391,314
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	520,952
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	170,847
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	291,750
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	288,880
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	287,025
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,285,940
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,710,480
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,274,100
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,125,330
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	704,807
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	632,060
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	585,620
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	577,885
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	575,065
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	240,349
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	330	375,854
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	283,748
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/27	2,500	2,900,300
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	587,495
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	547,290

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	$490	$554,048
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,134,950
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	565,255
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	571,095
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	400	454,440
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/24	2,000	2,326,440
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	591,685
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,174,000
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	891,576
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,160,870
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	643,726
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	815,857
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	811,846
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	596,398
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	798,931
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	116,143
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/33	1,000	1,084,880
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,150,780
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,147,850
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	132,122
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/28	500	571,545
Ohio, (Cleveland Clinic Health System Obligated Group), 5.00%, 1/1/33	1,750	2,053,100
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	613,458
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,141,320
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,136,010

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	$1,000	$1,130,740
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,124,000
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	725,420
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	701,760
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,163,060
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	278,540
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	150,998
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	249,896
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	339,765
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	590,250
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/33	800	928,160
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	709,300
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	108,873
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	221,442
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	336,816
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	567,495
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	63,071
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	405,094
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	391,360
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	467,884
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	354,538
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	578,795
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	459,204
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	457,932

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/22	$220	$245,513
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/23	215	243,995
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/24	200	229,458
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/25	250	289,383
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	466,476
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	680,868

		$74,632,328

Housing — 4.3%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,622
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,026,750
Maine Housing Authority, 3.25%, 11/15/33	1,000	971,020
New York City Housing Development Corp., NY, 1.95%, 11/1/23	985	964,364
New York City Housing Development Corp., NY, 2.00%, 5/1/23	500	497,030
New York City Housing Development Corp., NY, 2.05%, 11/1/23	880	873,365
New York City Housing Development Corp., NY, 2.15%, 5/1/24	1,180	1,167,704
New York City Housing Development Corp., NY, 2.20%, 11/1/24	500	494,410
New York City Housing Development Corp., NY, 2.30%, 5/1/25	1,110	1,092,451
New York City Housing Development Corp., NY, 2.35%, 11/1/25	915	899,655
New York City Housing Development Corp., NY, 2.45%, 5/1/26	1,545	1,497,800
New York City Housing Development Corp., NY, 2.50%, 11/1/26	945	914,854
New York City Housing Development Corp., NY, 2.60%, 5/1/27	1,910	1,844,793
New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	936,739
New York City Housing Development Corp., NY, 2.70%, 5/1/28	1,755	1,711,845
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	773,956
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	413,776
New York City Housing Development Corp., NY, 3.10%, 11/1/32	1,000	976,760
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.90%, 5/1/23	165	163,447
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, 5/1/24	175	172,666
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.10%, 11/1/24	125	123,136
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	285,206
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	220,070
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	193,846
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	217,769

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.45%, 5/1/27	$185	$179,012
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	135,139
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	107,377
New York Mortgage Agency, 1.75%, 4/1/24	250	244,112
New York Mortgage Agency, 1.95%, 10/1/25	650	627,848
Seattle Housing Authority, WA, 2.625%, 12/1/23(1)	610	615,411
Seattle Housing Authority, WA, 2.75%, 12/1/24(1)	780	786,763
Seattle Housing Authority, WA, 2.875%, 12/1/25(1)	900	907,209
Seattle Housing Authority, WA, 3.00%, 12/1/26(1)	920	926,376
Seattle Housing Authority, WA, 3.125%, 12/1/27(1)	935	940,881
Seattle Housing Authority, WA, 3.25%, 12/1/28(1)	715	722,186
Virginia Housing Development Authority, 1.70%, 5/1/22	845	832,342
Virginia Housing Development Authority, 1.85%, 5/1/23	820	815,916
Virginia Housing Development Authority, 1.95%, 11/1/23	295	292,613
Virginia Housing Development Authority, 2.25%, 5/1/25	170	169,432
Virginia Housing Development Authority, 2.40%, 5/1/26	420	426,157
Virginia Housing Development Authority, 2.55%, 5/1/27	730	724,627
Washington Housing Finance Commission, 2.05%, 6/1/24	310	312,387
Washington Housing Finance Commission, 2.25%, 6/1/25	355	359,562
Washington Housing Finance Commission, 2.30%, 12/1/25	130	131,585
Washington Housing Finance Commission, 2.40%, 6/1/26	105	105,446

		$28,941,415

Insured – Education — 0.0%(2)
Glendale Union High School District No. 205, AZ, (AGM), 3.00%, 7/1/23	$175	$182,380
Glendale Union High School District No. 205, AZ, (AGM), 3.00%, 7/1/24	115	119,913

		$302,293

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$560,805

		$560,805

Insured – General Obligations — 3.4%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,298,511
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,687,674
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	641,421
Bellwood, IL, (AGM), 5.00%, 12/1/22	500	556,770
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,129,030

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Collin County Municipal Utility District No. 1, TX, (AGM), 2.50%, 2/15/27	$300	$284,232
Collin County Municipal Utility District No. 1, TX, (AGM), 2.75%, 2/15/28	200	190,800
Collin County Municipal Utility District No. 1, TX, (AGM), 3.00%, 2/15/29	550	529,298
Collin County Municipal Utility District No. 1, TX, (AGM), 3.00%, 2/15/30	565	544,993
Collin County Municipal Utility District No. 1, TX, (AGM), 3.00%, 2/15/31	585	558,734
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	295,030
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/29	650	638,111
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/30	650	630,695
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.125%, 9/1/31	750	730,897
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.25%, 9/1/32	750	736,290
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.25%, 9/1/33	750	728,490
Lakewood Township, NJ, (AGM), 4.00%, 11/1/24	1,155	1,270,962
Lakewood Township, NJ, (AGM), 4.00%, 11/1/25	1,175	1,298,398
Lakewood Township, NJ, (AGM), 4.00%, 11/1/26	1,250	1,386,087
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,132,430
New Britain, CT, (BAM), 5.00%, 3/1/23	550	623,634
New Britain, CT, (BAM), 5.00%, 3/1/24	550	632,462
New Britain, CT, (BAM), 5.00%, 3/1/25	395	459,267
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,957
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	283,840
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	502,416
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	209,656
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	358,656
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	453,232
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	371,329
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,893,393
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	753,307

		$22,816,002

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$625,145

		$625,145

Insured – Lease Revenue / Certificates of Participation — 1.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,138,560
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,756,320
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	250	295,685
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	580,950
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,423,251
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	289,947
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	115,446
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	564,885
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	464,800
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	231,556
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	291,213
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	473,775
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	356,155
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	418,694
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	707,523
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	476,445
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	587,658

		$10,172,863

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$134,625
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	496,545

		$631,170

Insured – Transportation — 0.5%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	$840	$944,278
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	502,374
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	404,621
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	583,195
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	373,005
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	435,994

		$3,243,467

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	$250	$281,570
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	150	173,981
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	288,810
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	112,740

		$857,101

Lease Revenue / Certificates of Participation — 8.4%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,083,090
Broward County School Board, FL, 5.00%, 7/1/25	500	589,660
Broward County School Board, FL, 5.00%, 7/1/27	500	594,725
Broward County School Board, FL, 5.00%, 7/1/29	500	589,325
Broward County School Board, FL, 5.00%, 7/1/30	400	463,600
Broward County School Board, FL, 5.00%, 7/1/31	600	694,914
Broward County School Board, FL, 5.00%, 7/1/33	2,500	2,889,600
Broward County School Board, FL, Series A, 5.00%, 7/1/23	500	574,655
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,459,912
Broward County School Board, FL, Series C, 5.00%, 7/1/23	2,500	2,873,275
Broward County School Board, FL, Series C, 5.00%, 7/1/24	2,000	2,335,860
California Public Works Board, 4.00%, 12/1/31	1,000	1,071,460
California Public Works Board, 5.00%, 11/1/27	1,000	1,197,900
California Public Works Board, 5.00%, 11/1/28	1,000	1,191,830
California Public Works Board, 5.00%, 11/1/29	1,000	1,184,930
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	588,800
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	500	585,455
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/30	2,250	2,572,267
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	349,467
Colorado Department of Transportation, 5.00%, 6/15/30	350	408,223
Colorado Department of Transportation, 5.00%, 6/15/31	310	360,310
Costa Mesa Financing Authority, CA, 5.00%, 10/1/30	165	198,485
Costa Mesa Financing Authority, CA, 5.00%, 10/1/31	185	221,147
Costa Mesa Financing Authority, CA, 5.00%, 10/1/32	155	184,414
Costa Mesa Financing Authority, CA, 5.00%, 10/1/33	150	177,626
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	283,400
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	234,886
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	568,545
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	150,831
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	620,576

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	$570	$647,047
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	666,775
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	687,927
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	709,610
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	736,857
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	759,304
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	1,992,612
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,708,172
Medina City School District, OH, 5.00%, 12/1/23	350	402,101
Medina City School District, OH, 5.00%, 12/1/24	400	464,876
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	855	918,886
Orange County School Board, FL, 5.00%, 8/1/26	2,000	2,387,400
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,228,152
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/26	1,235	1,444,197
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,512,628
Pinellas County School Board, FL, 5.00%, 7/1/33	500	578,805
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	885	1,028,972
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	573,980
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	999,447
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,110,465
San Francisco City and County, CA, (City Office Buildings), 4.00%, 9/1/29	1,075	1,162,569
South Dakota Building Authority, 5.00%, 6/1/26	500	594,705
South Dakota Building Authority, 5.00%, 6/1/27	635	726,192
South Dakota Building Authority, 5.00%, 6/1/28	210	243,283
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	230,400
South Dakota Building Authority, Series 2017A, 5.00%, 6/1/30	900	1,059,939
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	671,281
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	576,825
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,351,157

		$56,473,732

Other Revenue — 2.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$334,311
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,157,160

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	$1,000	$1,150,080
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,143,830
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	685,710
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	173,838
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	181,314
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	176,916
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	582,140
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	575,825
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/23	250	286,763
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/24	335	390,238
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/26	195	231,765
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/27	210	251,664
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,473,416
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,077,970
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,281,286
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/23	570	655,859
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/24	155	180,350
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/25	270	317,096
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/28	505	600,359
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/29	255	301,706
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/31	425	499,260
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	584,525
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,932,625
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,170,120

		$18,396,126

Senior Living / Life Care — 3.4%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$56,673

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	$100	$112,314
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	283,352
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	116,576
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	620,678
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,332,485
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,176,712
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	722,716
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	558,395
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	281,652
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	284,840
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	685,673
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	540,460
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	743,033
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	549,660
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	356,356
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	251,276
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	255,695
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	551,386
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	231,936
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	291,132
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	289,040
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	284,700
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	985,240

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	$600	$663,516
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	492,584
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	437,044
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	279,660
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	668,508
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	222,094
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	276,697
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	194,628
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	225,236
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	653,968
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	448,983
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 3.00%, 10/1/28	150	148,913
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/23	150	170,279
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	171,695
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	114,293
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	100	113,441
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	56,467
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	139,908
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	249,467
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	226,558
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	760,826
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	278,980
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/31	175	194,609
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	412,830

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	$865	$968,644
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	848,512
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	228,322
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	292,602
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	508,539
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	546,692
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	539,052

		$23,095,527

Special Tax Revenue — 6.4%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$116,968
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/23	1,000	1,135,980
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	880	1,010,777
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	292,050
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	115	130,779
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	150	171,929
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	345,861
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	344,256
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	100	114,221
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	566,940
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	577,615
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/23	125	136,430
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/24	200	218,434
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/25	225	245,772
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/26	250	272,930
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/27	465	507,417
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/28	400	432,280
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/29	250	268,873
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/24	420	458,711

30	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/25	$435	$475,159
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/27	785	856,608
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/29	500	537,745
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/24	200	218,434
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/25	200	218,464
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/26	150	163,758
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/27	240	261,893
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/32	2,040	2,303,772
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	565,770
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	574,430
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	533,713
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	765,440
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	1,400	1,617,476
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,195,230
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	595,535
Miami Beach, FL, Resort Tax Revenue, 5.00%, 9/1/23	500	574,550
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	294,883
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,215,629
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,049,292
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,103,054
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,034,244
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	846,463
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/23(1)	250	269,658
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25(1)	470	513,028
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/27(1)	500	548,195
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/28(1)	350	383,481

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/29(1)	$720	$781,070
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,500	1,773,855
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,103,588
San Francisco County Transportation Authority, CA, Sales Tax Revenue, 3.00%, 2/1/30	2,870	2,872,239
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,500	2,986,575
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/29	1,445	1,701,762
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,174,000
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/32	1,000	1,168,490
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	115,884
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	159,986
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,093,350
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,178,440
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	286,958

		$43,460,324

Transportation — 10.5%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$274,255
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	291,308
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,009,840
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,849,806
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.00%, 4/1/33	1,500	1,618,110
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/29	1,580	1,866,691
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/33	1,985	2,308,753
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	167,037
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,180,840
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	172,133
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	171,420
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	569,370
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,134,030
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	563,005
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,495,964
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,669,062
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,196,420

31	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	$1,000	$1,191,190
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,044,296
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	230,892
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/25	100	116,887
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	577,230
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,168,870
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,467,391
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,160,740
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	765,472
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	743,175
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,926,738
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,563,396
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	111,614
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	170,006
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	224,474
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	570,195
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,135,580
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	849,630
Georgia State Road and Tollway Authority, 5.00%, 6/1/26	250	296,730
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	764,211
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	202,020
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	399,508
Kentucky Asset/Liability Commission, 2014 Federal Highway Trust Fund, 5.00%, 9/1/24	1,200	1,397,592
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	291,165
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	562,375
Massachusetts, (Rail Enhancement & Accelerated Bridge Programs), 5.00%, 6/1/30	1,500	1,733,460
Massachusetts, (Rail Enhancement & Accelerated Bridge Programs), 5.00%, 6/1/33	2,000	2,299,840
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	578,895
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	585,385
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	590,640
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,190,860
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	463,098

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/22, 5.00%, 11/15/41	$250	$287,265
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	146,402
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	561,835
New Jersey Turnpike Authority, 5.00%, 1/1/33	500	583,795
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	177,558
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	221,301
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	856,612
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	635,618
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	460,592
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/29	1,000	1,175,350
Pennsylvania Turnpike Commission, 5.00%, 12/1/31	1,500	1,712,535
Pennsylvania Turnpike Commission, 5.00%, 12/1/32	1,000	1,137,190
Pennsylvania Turnpike Commission, 5.00%, 12/1/33	1,000	1,131,810
Port of Seattle, WA, 5.00%, 3/1/24	250	290,405
Port of Seattle, WA, 5.00%, 3/1/25	150	174,998
Port of Seattle, WA, 5.00%, 3/1/27	250	289,675
Port of Seattle, WA, 5.00%, 3/1/29	250	288,193
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	361,440
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,632,876
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	600	702,060
Texas Transportation Commission, 5.00%, 4/1/33	50	57,592
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/24	500	579,935
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/26	500	589,560
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,991,339
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	807,583

		$70,765,118

Water and Sewer — 3.4%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$523,467
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	351,570
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	132,828
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	114,923
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,320,697
East Bay Municipal Utility District, CA, Wastewater System Revenue, 4.00%, 6/1/31	170	185,914
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	834,736
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	306,223
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	199,904
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	592,485

32	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	$205	$227,355
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	274,275
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	726,655
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	780	851,869
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	948,272
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	278,018
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	197,744
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	714,678
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	590,150
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	705,210
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/33	1,000	1,182,570
Miami Beach, FL, Water and Sewer Revenue, 4.00%, 9/1/32	350	374,731
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 5.00%, 7/1/25	1,250	1,465,625
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	342,864
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	646,776
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	719,339
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,175,820
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	602,385
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	340,263
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,176,910
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	397,051
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	486,041
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	581,505
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/33	1,000	1,153,880
West Goshen Sewer Authority, PA, 4.00%, 5/1/29	325	346,453
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	144,162
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	111,650
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	244,501
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	587,840
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	636,234

		$22,793,573

Total Tax-Exempt Investments — 93.7% (identified cost $635,367,594)		$633,651,010

Other Assets, Less Liabilities — 6.3%		$42,648,814

Net Assets — 100.0%		$676,299,824

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2018, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2018, 6.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.9% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

33	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Statement of Assets and Liabilities

Assets	January 31, 2018
Unaffiliated investments, at value (identified cost, $635,367,594)	$633,651,010
Cash	52,065,080
Interest receivable	6,166,486
Receivable for investments sold	619,588
Receivable from affiliate	9,137
Total assets	$692,511,301

Liabilities
Payable for investments purchased	$3,503,064
Payable for when-issued securities	12,407,535
Payable to affiliates:
Investment adviser fee	181,135
Accrued expenses	119,743
Total liabilities	$16,211,477
Net Assets applicable to investors’ interest in Portfolio	$676,299,824

Sources of Net Assets
Investors’ capital	$678,016,408
Net unrealized depreciation	(1,716,584)
Total	$676,299,824

34	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Statement of Operations

Investment Income	Year Ended January 31, 2018
Interest	$13,799,088
Total investment income	$13,799,088

Expenses
Investment adviser fee	$1,871,187
Trustees’ fees and expenses	29,753
Custodian fee	138,394
Legal and accounting services	54,159
Miscellaneous	18,708
Total expenses	$2,112,201
Deduct —
Allocation of expenses to affiliate	$65,579
Total expense reductions	$65,579

Net expenses	$2,046,622

Net investment income	$11,752,466

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,636,424)
Net realized loss	$(1,636,424)
Change in unrealized appreciation (depreciation) —
Investments	$7,838,450
Net change in unrealized appreciation (depreciation)	$7,838,450

Net realized and unrealized gain	$6,202,026

Net increase in net assets from operations	$17,954,492

35	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended January 31, 2018	Period Ended January 31, 2017(1)
From operations —
Net investment income	$11,752,466	$6,604,848
Net realized loss	(1,636,424)	(5,856,593)
Net change in unrealized appreciation (depreciation)	7,838,450	(14,144,548)
Net increase (decrease) in net assets from operations	$17,954,492	$(13,396,293)
Capital transactions —
Contributions	$211,735,515	$364,959,593
Withdrawals	(55,926,844)	(83,807,353)
Portfolio transaction fee	432,365	671,446
Assets contributed by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund	—	233,676,903
Net increase in net assets from capital transactions	$156,241,036	$515,500,589

Net increase in net assets	$174,195,528	$502,104,296

Net Assets
At beginning of period	$502,104,296	$—
At end of period	$676,299,824	$502,104,296

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

36	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Financial Highlights

Ratios/Supplemental Data	Year Ended January 31, 2018	Period Ended January 31, 2017(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.35%	0.35	%(3)
Net investment income	2.01%	1.71	%(3)
Portfolio Turnover	35%	30	%(4)

Total Return(2)	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01% and 0.02% of average daily net assets for the year ended January 31, 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

37	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At January 31, 2018, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.0% and 1.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of January 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

38

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Notes to Financial Statements — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the year ended January 31, 2018, the Portfolio’s investment adviser fee amounted to $1,871,187 or 0.32% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $65,579 of the Portfolio’s operating expenses for the year ended January 31, 2018.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Transfer of Assets

Investment operations began on March 28, 2016 with the transfer of investments and related assets by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund of $233,676,903, including net unrealized appreciation of $4,589,514, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $350,253,439 and $194,613,875, respectively, for the year ended January 31, 2018.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$635,363,324

Gross unrealized appreciation	$5,898,678
Gross unrealized depreciation	(7,610,992)

Net unrealized depreciation	$(1,712,314)

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2018.

39

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Notes to Financial Statements — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$633,651,010	$—	$633,651,010

Total Investments	$—	$633,651,010	$—	$633,651,010

The Portfolio held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

40

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of 5-to-15 Year Laddered Municipal Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended January 31, 2018 and for the period from the start of business, March 28, 2016 to January 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of January 31, 2018, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended January 31, 2018 and for the period from the start of business, March 28, 2016 to January 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

41

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

January 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust II (the Trust) and 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2011

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

42

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

January 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

43

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

January 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser of 5-to-15 Year Laddered

Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22626    1.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the initial fiscal period from the commencement of operations on March 28, 2016 to January 31, 2017 and the fiscal year ended January 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended*	1/31/17	1/31/18
Audit Fees	$27,500	$33,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,000	$14,210
All Other Fees(3)	$0	$0

Total	$41,500	$47,510

*	Portfolio commenced operations on March 28, 2016.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal period ended January 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended*	1/31/17	1/31/18
Registrant	$14,000	$14,210
Eaton Vance(1)	$46,000	$148,018

*	Portfolio commenced operations on March 28, 2016.
(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018